Information about financial instruments - Schedule of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying amount
Total financial assets	$ 20,256	$ 20,054	$ 37,058
Total current	19,483	19,246	36,206
Total non-current	773	808	852
Fair value
Total financial assets	20,256	20,054	37,058
Total current	19,483	19,246	36,206
Total non-current	773	808	852
Carrying amount
Total financial liabilities	77,634	85,391	96,694
Total current	21,556	27,631	40,221
Total non-current	56,078	57,760	56,473
Fair value
Total financial liabilities	76,815	85,511	96,694
Total current	21,556	27,631	40,221
Total non-current	55,259	57,880	56,473
Convertible debt
Carrying amount
Total financial liabilities	3,203	10,081	12,395
Fair value
Total financial liabilities	3,203	10,081	12,395
Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets	10,671
Fair value
Total financial assets	10,671	4,835	18,474
Lease liability
Carrying amount
Total financial liabilities	3,569	4,620	5,776
Fair value
Total financial liabilities	3,569	4,620	5,776
Interest-bearing loans and borrowings: | Interest-bearing receivables financing
Carrying amount
Total financial liabilities	7,723	9,518	14,228
Fair value
Total financial liabilities	7,723	9,518	14,228
Interest-bearing loans and borrowings: | Convertible debt
Carrying amount
Total financial liabilities	43,455	36,373	26,074
Fair value
Total financial liabilities	42,636	36,493	26,074
Interest-bearing loans and borrowings: | Venture debt
Carrying amount
Total financial liabilities	0	0	8,276
Fair value
Total financial liabilities	0	0	8,276
Interest-bearing loans and borrowings: | Government loans
Carrying amount
Total financial liabilities	5,171	6,001	6,920
Fair value
Total financial liabilities	5,171	6,001	6,920
Interest-bearing loans and borrowings: | Research project financing
Carrying amount
Total financial liabilities	3,383	3,868	6,473
Fair value
Total financial liabilities	3,383	3,868	6,473
Trade and other payables (current and non current) | Trade and other payables (current and non current)
Carrying amount
Total financial liabilities	11,130	14,880	16,552
Fair value
Total financial liabilities	11,130	14,880	16,552
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial liabilities	0	50	0
Fair value
Total financial liabilities	0	50	0
Trade and other receivables | Trade receivables and contract assets
Carrying amount
Total financial assets	8,670	14,411	17,648
Fair value
Total financial assets	8,670	14,411	17,648
Deposits and other receivables | Deposits
Carrying amount
Total financial assets	436	451	466
Fair value
Total financial assets	436	451	466
Other financial assets | Long-term investments
Carrying amount
Total financial assets	337	357	386
Fair value
Total financial assets	337	357	386
Financial instruments at fair value through other comprehensive income | Cash flow hedges
Carrying amount
Total financial assets	142	0	84
Fair value
Total financial assets	$ 142	0	84
Cash, cash equivalents and short-term investments | Cash, cash equivalents and short-term investments
Carrying amount
Total financial assets		$ 4,835	$ 18,474